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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mason Capital Management, LLC
                 -------------------------------
   Address:      110 East 59th Street, 30th Floor
                 -------------------------------
                 New York, NY 10022
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-10413
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael E. Martino
         -------------------------------
Title:   Principle
         -------------------------------
Phone:   (212) 771-1206
         -------------------------------

Signature, Place, and Date of Signing:

      /s/  Michael E. Martino
/s/ by  Michael E. Martino with Express
     Permission                            New York, New York   August 14, 2007
   ------------------------------------    -------------------  ---------------
              [Signature]                     [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
                                        --------------------

Form 13F Information Table Entry Total:           28
                                        --------------------

Form 13F Information Table Value Total:      $1,672,063
                                        --------------------
                                            (thousands)

INFORMATION FOR WHICH THE REPORTING MANAGER IS REQUESTING CONFIDENTIAL TREATMENT HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN 2       COLUMN 3   COLUMN 4           COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                          VALUE     SHRS OR             PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS   CUSIP    (X$1000)   PRN AMT     SH/PRN  CALL DISCRETION MANAGERS SOLE  SHARED NONE
AKZO NOBEL N.V                 SPONSORED ADR  010199305      1,030     12,000    SH          SOLE                  X

ALCAN INC.                     COMMON STOCK   013716105    244,472  3,007,041    SH          SOLE                  X

ALPHA NATURAL RESOURCES LLC    COMMON STOCK   02076X102        416     20,000    SH          SOLE                  X

AUTOMATIC DATA PROCESSING INC  COMMON STOCK   053015103     57,092  1,177,878    SH          SOLE                  X

BAUSCH & LOMB INC              COMMON STOCK   071707103    187,488  2,700,000    SH          SOLE                  X

BIOMET INC.                    COMMON STOCK   090613100    173,646  3,798,030    SH          SOLE                  X

QUALCOMM @ 50 EXP 01/19/2008   OPTION-CALL    747525903      3,001     15,004    SH          SOLE                  X

DISCOVERY HOLDING CO  CLASS A  COMMON STOCK   25468Y107     65,257  2,838,481    SH     CALL SOLE                  X

EMC CORPORATION MASS           COMMON STOCK   268648102    123,477  6,821,968    SH          SOLE                  X

E.ON AG                        SPONSORED ADR  268780103      1,113     20,000    SH          SOLE                  X

FIRST DATA CORPORATION         COMMON STOCK   319963104     82,982  2,540,000    SH          SOLE                  X

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
COLUMN 1                        COLUMN 2       COLUMN 3   COLUMN 4           COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                           VALUE     SHRS OR             PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER           TITLE OF CLASS   CUSIP    (X$1000)   PRN AMT     SH/PRN  CALL DISCRETION MANAGERS SOLE  SHARED NONE
FREEPORT-MCMORAN COPPER &
GOLD                            COMMON STOCK   35671D857     15,093    182,239    SH          SOLE                  X

GOLDEN ENTERPRISES              COMMON STOCK   381010107      1,736    556,417    SH          SOLE                  X

HUBBELL INCORPORATED CLASS B    COMMON STOCK   443510201     59,325  1,094,160    SH          SOLE                  X

INTERNET CAPITAL GROUP INC
ORD                             COMMON STOCK   46059C205     28,572  2,304,164    SH          SOLE                  X

KONINKLIJKE PHILIPS ELECTRS
NV                              SPONSORED ADR  500472303        677     16,000    SH          SOLE                  X

MARSH & MCLENNAN CO INC         COMMON STOCK   571748102     53,439  1,730,539    SH          SOLE                  X

MCDERMOTT INTERNATIONAL INC     COMMON STOCK   580037109     54,694    658,014    SH          SOLE                  X

MDS INC                         COMMON STOCK   55269P302     91,363  4,491,808    SH          SOLE                  X

PEOPLES UNITED FINANCIAL INC    COMMON STOCK   712704105     86,665  4,888,047    SH          SOLE                  X

QUALCOMM INC                    COMMON STOCK   747525103    202,227  4,660,682    SH          SOLE                  X

SAIC, INC.                      COMMON STOCK   78390X101     84,363  4,668,655    SH          SOLE                  X

SIEMENS AG                      SPONSORED ADR  826197501      1,431     10,000    SH          SOLE                  X

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
COLUMN 1                        COLUMN 2       COLUMN 3   COLUMN 4           COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                           VALUE     SHRS OR             PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER           TITLE OF CLASS   CUSIP    (X$1000)   PRN AMT     SH/PRN  CALL DISCRETION MANAGERS SOLE  SHARED NONE
SPANSION INC. CLASS A           COMMON STOCK   84649R101     15,369  1,384,625    SH          SOLE                  X

SUNPOWER CORPORATION CLASS A    COMMON STOCK   867652109     36,032    571,476    SH          SOLE                  X

UAL CORPORATION                 COMMON STOCK   902549807        139      3,427    SH          SOLE                  X

UNITED INDUSTRIAL CORP          COMMON STOCK   910671106        900     15,000    SH          SOLE                  X

WTS/CONSECO, INC.               WARRANT EXP
27.6000 EXP09/10/2008           09/10/2008     208464123         64    130,741    SH          SOLE                  X